Schwab Capital Trust
Laudus International MarketMasters Fund™

Portfolio Holdings as of July 31, 2019 (Unaudited)
The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports.

Security	Number of Shares	Value ($)
Common Stock 95.4% of net assets

Argentina 0.3%
Globant S.A. *	40,788	4,323,528

Australia 4.7%
Afterpay Touch Group Ltd. *	157,212	2,822,949
AGL Energy Ltd.	4,261	61,065
Altium Ltd.	169,051	4,203,914
Alumina Ltd.	15,839	25,111
AMP Ltd.	1,525,165	1,855,204
APA Group	7,395	55,699
Aristocrat Leisure Ltd.	74,124	1,542,451
ASX Ltd.	1,258	76,098
Aurizon Holdings Ltd.	12,602	49,472
AusNet Services	12,875	15,599
Australia & New Zealand Banking Group Ltd.	18,435	350,351
Bank of Queensland Ltd.	2,609	16,618
Bendigo & Adelaide Bank Ltd.	3,165	24,776
BHP Group Ltd.	19,113	526,193
BHP Group plc	13,723	327,205
BlueScope Steel Ltd.	3,488	30,786
Boral Ltd.	7,551	26,463
Brambles Ltd.	96,983	867,505
Breville Group Ltd.	71,776	940,436
Caltex Australia Ltd.	1,678	30,864
Challenger Ltd.	3,544	17,073
Charter Hall Retail REIT	1,275,250	3,931,622
CIMIC Group Ltd.	621	15,501
Cleanaway Waste Management Ltd.	1,983,045	3,265,366
Coca-Cola Amatil Ltd.	3,342	24,188
Cochlear Ltd.	361	54,240
Coles Group Ltd. *	7,158	69,498
Commonwealth Bank of Australia	11,481	644,332
Computershare Ltd.	3,120	33,610
Costa Group Holdings Ltd.	867,548	2,344,161
Crown Resorts Ltd.	2,402	19,421
CSL Ltd.	25,987	4,055,072
Dexus	7,099	63,493
Domino's Pizza Enterprises Ltd.	335	8,818
Flight Centre Travel Group Ltd.	408	12,831
Fortescue Metals Group Ltd.	8,954	50,413
Goodman Group	154,136	1,558,859
Harvey Norman Holdings Ltd.	4,438	13,291
Incitec Pivot Ltd.	10,881	25,834
Inghams Group Ltd.	1,305,797	3,618,015
Insurance Australia Group Ltd.	14,962	88,122
InvoCare Ltd.	262,325	2,802,170
James Hardie Industries plc	2,769	37,450
LendLease Group	3,658	36,257
Macquarie Group Ltd.	35,483	3,105,436
Medibank Pvt Ltd.	17,679	43,582
Mirvac Group	25,906	56,923
National Australia Bank Ltd.	18,049	351,518
Newcrest Mining Ltd.	4,954	119,566
Security	Number of Shares	Value ($)
Northern Star Resources Ltd.	250,231	2,201,886
Orica Ltd.	208,047	3,099,515
Origin Energy Ltd.	11,450	61,958
Pact Group Holdings Ltd.	888,151	1,700,944
QBE Insurance Group Ltd.	8,427	71,818
Ramsay Health Care Ltd.	877	43,575
REA Group Ltd.	335	22,470
Rio Tinto Ltd.	2,393	160,157
Santos Ltd.	11,532	56,820
Saracen Mineral Holdings Ltd. *	1,560,066	4,411,628
Scentre Group	33,702	91,809
SEEK Ltd.	2,153	30,651
Seven Group Holdings Ltd.	388,392	4,761,723
Shopping Centres Australasia Property Group	2,102,971	3,505,720
Sonic Healthcare Ltd.	2,841	54,374
South32 Ltd.	32,113	68,329
Stockland	15,262	47,643
Suncorp Group Ltd.	8,224	75,799
Sydney Airport	6,843	39,059
Tabcorp Holdings Ltd.	12,868	39,475
Telstra Corp., Ltd.	27,061	73,371
The GPT Group	12,852	54,553
TPG Telecom Ltd.	2,733	13,006
Transurban Group	17,171	181,987
Treasury Wine Estates Ltd.	4,455	53,567
Unibail-Rodamco-Westfield	887	118,811
Vicinity Centres	20,665	36,809
Washington H Soul Pattinson & Co., Ltd.	769	11,905
Wesfarmers Ltd.	7,305	195,628
Westpac Banking Corp.	22,382	439,133
WiseTech Global Ltd.	219,836	4,726,889
Woodside Petroleum Ltd.	6,038	142,382
Woolworths Group Ltd.	8,456	206,160
WorleyParsons Ltd.	2,205	24,161
		67,139,136

Austria 0.0%
ANDRITZ AG	478	17,025
Erste Group Bank AG *	1,952	70,063
OMV AG	913	45,684
Raiffeisen Bank International AG	918	21,529
Verbund AG	468	26,117
voestalpine AG	710	18,743
		199,161

Belgium 1.1%
Ageas	1,168	62,706
Anheuser-Busch InBev S.A./N.V.	4,947	497,354
Argenx SE *	20,060	2,818,175
Colruyt S.A.	383	19,957
Galapagos N.V. *	22,502	3,904,328
Groupe Bruxelles Lambert S.A.	500	47,137
KBC Group N.V.	1,589	102,169
Melexis N.V.	49,243	3,370,556

Laudus International MarketMasters Fund
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Proximus	943	26,887
Shurgard Self Storage S.A.	128,163	4,462,016
Solvay S.A.	459	46,999
Telenet Group Holding N.V.	355	17,436
UCB S.A.	822	64,097
Umicore S.A.	1,298	40,632
Warehouses De Pauw CVA	2,326	388,807
		15,869,256

Bermuda 0.0%
The Bank of N.T. Butterfield & Son Ltd.	2,261	71,063

Brazil 1.0%
Azul S.A. *	80,162	3,262,594
B3 S.A. - Brasil Bolsa Balcao	151,400	1,673,737
Cia de Locacao das Americas	216,800	2,840,410
IRB Brasil Resseguros S.A.	38,700	963,355
Localiza Rent a Car S.A.	73,900	852,018
Lojas Renner S.A.	60,830	756,480
Magazine Luiza S.A.	13,100	905,245
Notre Dame Intermedica Participacoes S.A.	278,900	3,193,609
		14,447,448

Canada 6.4%
Alimentation Couche-Tard, Inc., Class B	59,340	3,637,374
ATS Automation Tooling Systems, Inc. *	109,684	1,757,703
Badger Daylighting Ltd.	128,313	4,633,579
Boralex, Inc., Class A	374,439	5,662,829
Brookfield Asset Management, Inc., Class A	91,873	4,501,777
CAE, Inc.	173,546	4,679,877
Canada Goose Holdings, Inc. *	72,089	3,373,044
Canadian National Railway Co.	46,445	4,396,052
Canadian Pacific Railway Ltd.	12,883	3,073,755
Cenovus Energy, Inc.	366,125	3,403,814
Cineplex, Inc.	287,695	5,166,216
ECN Capital Corp.	415,776	1,490,090
FirstService Corp.	28,205	2,959,837
Gibson Energy, Inc.	195,895	3,394,544
Hudbay Minerals, Inc.	179,072	869,716
Innergex Renewable Energy, Inc.	597,176	6,800,693
Kirkland Lake Gold Ltd.	81,924	3,387,947
lululemon Athletica, Inc. *	8,200	1,566,938
Northview Apartment Real Estate Investment Trust	173,458	3,574,828
Ritchie Bros. Auctioneers, Inc.	94,375	3,407,311
Rogers Communications, Inc., Class B	67,626	3,510,424
TFI International, Inc.	30,674	970,328
The Descartes Systems Group, Inc. *	74,191	2,695,453
The Toronto-Dominion Bank	59,074	3,453,219
TransAlta Renewables, Inc.	98,928	1,026,159
WSP Global, Inc.	114,686	6,468,575
		89,862,082

China 4.6%
A-Living Services Co., Ltd., Class H (b)	1,664,500	3,295,198
Alibaba Group Holding Ltd. ADR *	39,890	6,905,358
Baidu, Inc. ADR *	33,190	3,707,323
Baozun, Inc. ADR *	66,801	3,313,998
Bosideng International Holdings Ltd. (b)	4,898,000	1,689,737
Centre Testing International Group Co., Ltd., Class A	480,000	779,803
China Mengniu Dairy Co., Ltd. *(b)	316,000	1,275,073
Security	Number of Shares	Value ($)
China Merchants Bank Co., Ltd., Class H (b)	806,500	3,995,319
Country Garden Services Holdings Co., Ltd. (b)	282,000	679,026
GDS Holdings Ltd. ADR *	103,639	4,267,854
Huazhu Group Ltd. ADR	21,037	689,172
Kweichow Moutai Co., Ltd., Class A	15,800	2,208,160
Li Ning Co., Ltd. (b)	2,651,500	6,537,019
Microport Scientific Corp. (b)	2,526,000	2,124,136
NetEase, Inc. ADR	9,819	2,266,422
Nexteer Automotive Group Ltd. (b)	2,546,288	2,646,344
Ping An Insurance Group Co. of China Ltd., Class H (b)	441,000	5,197,542
Shenzhou International Group Holdings Ltd. (b)	100,000	1,379,271
Tencent Holdings Ltd. (b)	164,100	7,645,905
Tencent Music Entertainment Group ADR *	35,809	510,994
Vitasoy International Holdings Ltd. (b)	106,000	499,008
Zhongsheng Group Holdings Ltd. (b)	1,472,000	4,091,252
		65,703,914

Denmark 1.0%
AP Moeller - Maersk A/S, Series A	23	24,621
AP Moeller - Maersk A/S, Series B	41	46,037
Carlsberg A/S, Class B	691	94,383
Chr. Hansen Holding A/S	17,143	1,496,873
Coloplast A/S, Class B	21,515	2,512,858
Danske Bank A/S	4,339	64,402
Demant A/S *	724	21,331
DSV A/S	35,301	3,369,262
Genmab A/S *	10,681	1,978,184
H. Lundbeck A/S	432	16,653
ISS A/S	1,052	29,503
Novo Nordisk A/S, Class B	11,167	536,232
Novozymes A/S, B Shares	1,402	64,836
Orsted A/S	33,659	3,068,186
Pandora A/S	697	26,718
Royal Unibrew A/S	9,506	708,410
Tryg A/S	18,847	575,232
Vestas Wind Systems A/S	1,269	104,136
		14,737,857

Finland 0.6%
Elisa Oyj	894	42,041
Fortum Oyj	2,890	66,296
Kone Oyj, Class B	2,217	126,310
Konecranes Oyj	68,858	2,016,265
Metso Oyj	691	26,552
Neste Oyj	89,141	2,950,236
Nokia Oyj	36,750	198,070
Nokian Renkaat Oyj	758	21,731
Nordea Bank Abp	19,419	124,619
Orion Oyj, Class B	691	23,639
Sampo Oyj, A Shares	2,863	118,882
Stora Enso Oyj, R Shares	3,711	42,737
UPM-Kymmene Oyj	14,976	403,678
Valmet Oyj	116,279	2,257,853
Wartsila Oyj Abp	2,751	34,563
		8,453,472

France 8.5%
Accor S.A.	117,931	5,261,152
Aeroports de Paris	184	31,631
Air Liquide S.A.	2,789	384,983
Airbus SE	44,751	6,326,040
Alstom S.A.	1,041	44,835

Laudus International MarketMasters Fund
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Alten S.A.	42,413	5,246,888
Amundi S.A.	375	25,802
Arkema S.A.	423	38,072
Atos SE	610	49,051
AXA S.A.	12,608	317,573
BioMerieux	257	21,748
BNP Paribas S.A.	240,857	11,272,112
Bollore S.A.	5,540	23,824
Bouygues S.A.	1,435	51,372
Bureau Veritas S.A.	108,879	2,712,961
Capgemini SE	31,509	4,000,518
Carrefour S.A.	3,950	76,106
Casino Guichard Perrachon S.A.	375	13,865
CNP Assurances	1,064	21,991
Coface S.A.	261,103	3,233,450
Compagnie de Saint-Gobain	3,150	120,672
Compagnie Generale des Etablissements Michelin	1,102	121,823
Covivio	322	32,919
Credit Agricole S.A.	7,533	89,673
Danone S.A.	13,018	1,129,817
Dassault Aviation S.A.	15	20,590
Dassault Systemes SE	19,764	3,006,431
Edenred	1,588	79,688
Eiffage S.A.	508	50,197
Electricite de France S.A.	3,980	49,269
Engie S.A.	11,911	183,304
EssilorLuxottica S.A.	19,136	2,590,369
Eurazeo SE	263	17,649
Eurofins Scientific SE	71	30,371
Eutelsat Communications S.A.	1,152	22,022
Faurecia SE	471	22,289
Gaztransport Et Technigaz S.A.	65,649	5,956,006
Gecina S.A.	285	43,728
Getlink SE	2,938	42,423
Hermes International	2,185	1,534,797
ICADE	213	18,510
Iliad S.A.	164	16,955
Imerys S.A.	228	9,551
Ingenico Group S.A.	29,592	2,803,786
Ipsen S.A.	6,240	716,327
JCDecaux S.A.	477	13,733
Kering S.A.	6,391	3,301,023
Klepierre S.A.	1,267	39,083
Korian S.A.	196,565	7,758,578
L'Oreal S.A.	17,311	4,631,806
Legrand S.A.	1,746	122,991
LISI	82,862	2,403,281
LVMH Moet Hennessy Louis Vuitton SE	13,971	5,770,851
Natixis S.A.	5,834	23,396
Orange S.A.	12,999	192,677
Orpea	8,510	1,063,219
Pernod-Ricard S.A.	1,381	242,343
Peugeot S.A.	3,724	87,898
Publicis Groupe S.A.	112,518	5,552,291
Remy Cointreau S.A.	146	21,641
Renault S.A.	1,217	68,088
Rubis SCA	136,740	7,705,289
Safran S.A.	33,611	4,825,225
Sanofi	7,282	606,823
Sartorius Stedim Biotech	190	30,279
Schneider Electric SE	3,538	305,245
SCOR SE	1,034	42,492
SEB S.A.	140	22,393
SES S.A.	2,289	37,907
Societe BIC S.A.	181	12,614
Societe Generale S.A.	4,933	120,832
Sodexo S.A.	561	64,369
SOITEC *	35,588	3,693,103
Security	Number of Shares	Value ($)
Solutions 30 SE *	191,664	1,959,088
STMicroelectronics N.V.	4,431	81,207
Suez	2,318	34,077
Teleperformance	8,828	1,852,885
Thales S.A.	24,003	2,704,514
TOTAL S.A.	15,413	798,859
UbiSoft Entertainment S.A. *	545	44,829
Valeo S.A.	167,856	5,230,801
Veolia Environnement S.A.	3,483	87,896
Vinci S.A.	3,304	339,862
Vivendi S.A.	5,942	165,039
Wendel S.A.	182	25,077
Worldline S.A. *	9,612	686,861
		120,633,605

Germany 8.2%
1&1 Drillisch AG	329	9,943
adidas AG	1,171	373,248
Allianz SE	25,498	5,915,764
Axel Springer SE	308	21,259
BASF SE	5,964	395,916
Bayer AG	144,079	9,331,849
Bayerische Motoren Werke AG	108,734	8,044,233
Beiersdorf AG	654	75,791
Brenntag AG	958	46,790
Carl Zeiss Meditec AG, Class B	9,381	1,027,868
Commerzbank AG	6,528	44,297
Continental AG	64,956	8,905,757
Covestro AG	1,124	50,694
Daimler AG	178,005	9,240,735
Delivery Hero SE *	714	34,297
Deutsche Bank AG	12,653	97,808
Deutsche Boerse AG	1,239	172,001
Deutsche Lufthansa AG	1,461	23,154
Deutsche Post AG	6,345	206,381
Deutsche Telekom AG	21,651	354,667
Deutsche Wohnen SE	2,367	86,320
Duerr AG	70,225	2,088,581
E.ON SE	14,197	141,385
Evonik Industries AG	1,185	33,721
Fielmann AG	113,567	7,932,851
Fraport AG Frankfurt Airport Services Worldwide	258	21,546
Fresenius Medical Care AG & Co. KGaA	1,398	96,827
Fresenius SE & Co. KGaA	2,682	134,012
GEA Group AG	1,089	27,029
Gerresheimer AG	48,804	3,796,069
GRENKE AG	6,655	571,215
Hannover Rueck SE	393	61,283
HeidelbergCement AG	965	69,690
Henkel AG & Co. KGaA	675	63,417
HOCHTIEF AG	166	18,811
Hugo Boss AG	399	25,077
Infineon Technologies AG	7,993	148,048
Innogy SE	1,171	51,102
Isra Vision AG	41,518	1,798,300
JOST Werke AG	75,313	2,459,948
KION Group AG	10,232	545,385
Knorr-Bremse AG	294	29,845
LANXESS AG	546	32,499
LEG Immobilien AG	30,252	3,488,694
Merck KGaA	818	83,431
METRO AG	1,216	18,704
MorphoSys AG *	23,729	2,863,264
MTU Aero Engines AG	15,984	3,983,162
Muenchener Rueckversicherungs-Gesellschaft AG	973	231,873
Nemetschek SE	84,003	4,670,328

Laudus International MarketMasters Fund
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Norma Group SE	72,633	2,608,331
Puma SE	17,040	1,193,103
QIAGEN N.V. *(a)	50,470	1,903,728
QIAGEN N.V. *(a)	1,504	57,088
Rheinmetall AG	36,338	4,123,379
RTL Group S.A.	247	12,184
RWE AG	3,496	94,458
SAP SE	45,216	5,527,023
Siemens AG	4,962	540,031
Siemens Healthineers AG	930	38,611
Sixt SE	26,635	2,735,292
Stabilus S.A.	56,742	2,585,901
Stroeer SE & Co. KGaA	44,275	3,487,718
Symrise AG	823	75,834
Telefonica Deutschland Holding AG	5,662	14,297
ThyssenKrupp AG	337,001	4,312,771
TUI AG	2,731	27,117
Uniper SE	1,248	38,450
United Internet AG	762	22,602
Varta AG *	28,676	2,174,488
Volkswagen AG	201	34,269
Vonovia SE	80,790	3,944,516
Wirecard AG	768	128,887
Zalando SE *	797	36,460
		115,661,407

Hong Kong 1.8%
AIA Group Ltd. (b)	736,600	7,539,662
ASM Pacific Technology Ltd. (b)	217,500	2,543,695
Ausnutria Dairy Corp., Ltd. *(b)	958,000	1,728,835
BeiGene Ltd. ADR *	218	29,940
BOC Hong Kong (Holdings) Ltd. (b)	24,000	91,450
CK Asset Holdings Ltd. (b)	16,538	124,351
CK Hutchison Holdings Ltd. (b)	17,538	163,892
CK Infrastructure Holdings Ltd. (b)	4,074	31,586
CLP Holdings Ltd. (b)	10,500	114,163
Dairy Farm International Holdings Ltd.	2,200	16,474
Fortune REIT (b)	1,156,000	1,513,398
Galaxy Entertainment Group Ltd. (b)	291,000	1,980,924
Hang Lung Properties Ltd. (b)	13,000	30,603
Hang Seng Bank Ltd. (b)	4,900	116,462
Henderson Land Development Co., Ltd. (b)	9,687	50,103
HK Electric Investments & HK Electric Investments Ltd.	17,000	17,233
HKBN Ltd. (b)	2,128,983	3,843,533
HKT Trust & HKT Ltd.	25,120	40,176
Hong Kong & China Gas Co., Ltd. (b)	65,381	144,368
Hong Kong Exchanges & Clearing Ltd. (b)	7,745	260,281
Hongkong Land Holdings Ltd.	7,300	44,519
Hysan Development Co., Ltd. (b)	4,000	19,056
Kerry Properties Ltd. (b)	4,000	15,020
Link REIT (b)	13,500	157,021
Melco International Development Ltd. (b)	1,402,000	3,411,332
Melco Resorts & Entertainment Ltd. ADR	1,346	30,245
MGM China Holdings Ltd. (b)	6,000	9,805
MTR Corp., Ltd. (b)	10,249	67,259
New World Development Co., Ltd. (b)	39,113	55,071
NWS Holdings Ltd. (b)	9,572	17,772
PCCW Ltd.	27,000	15,398
Power Assets Holdings Ltd. (b)	9,000	64,325
Sands China Ltd. (b)	15,600	74,878
Shangri-La Asia Ltd. (b)	8,000	9,733
Sino Land Co., Ltd. (b)	22,000	35,626
SJM Holdings Ltd. (b)	12,683	13,768
Sun Hung Kai Properties Ltd. (b)	10,202	164,409
Swire Pacific Ltd., Class A (b)	3,500	39,893
Swire Properties Ltd. (b)	7,200	25,999
Techtronic Industries Co., Ltd. (b)	9,000	66,930
Security	Number of Shares	Value ($)
The Bank of East Asia Ltd. (b)	8,011	23,101
The Wharf Holdings Ltd. (b)	7,349	17,869
WH Group Ltd. (b)	61,000	59,376
Wharf Real Estate Investment Co., Ltd. (b)	8,349	52,668
Wheelock & Co., Ltd. (b)	5,000	31,464
Wynn Macau Ltd. (b)	9,600	21,541
Yue Yuen Industrial Holdings Ltd. (b)	5,000	14,010
		24,939,217

India 1.0%
Axis Bank Ltd.	55,524	541,885
Bata India Ltd.	79,230	1,500,127
HDFC Bank Ltd.	52,301	1,706,035
Hexaware Technologies Ltd.	90,689	474,724
Hindustan Unilever Ltd.	46,297	1,159,993
Jubilant Foodworks Ltd.	50,333	873,561
Maruti Suzuki India Ltd.	11,163	884,347
Pidilite Industries Ltd.	34,498	620,408
Titan Co., Ltd.	48,713	745,470
WNS Holdings Ltd. ADR *	88,718	5,591,008
		14,097,558

Indonesia 0.7%
Bank Tabungan Pensiunan Nasional Syariah Tbk PT *	15,353,800	3,472,323
PT Bank Central Asia Tbk	1,905,500	4,183,290
PT Bank Mandiri (Persero) Tbk	3,158,100	1,776,728
		9,432,341

Ireland 1.3%
AIB Group plc	5,047	17,320
Bank of Ireland Group plc	5,995	26,454
CRH plc	5,266	175,254
DCC plc	624	52,621
Flutter Entertainment plc *	524	41,521
Glanbia plc	267,615	3,495,749
Grafton Group plc	211,075	1,857,530
ICON plc *	13,710	2,141,091
Kerry Group plc, Class A	19,315	2,253,632
Kingspan Group plc	37,980	1,862,544
Ryanair Holdings plc ADR *	105,021	6,524,955
Smurfit Kappa Group plc	1,397	43,952
		18,492,623

Israel 0.6%
Azrieli Group Ltd.	277	19,428
Bank Hapoalim B.M. *	7,230	54,677
Bank Leumi Le-Israel B.M.	9,560	69,544
Check Point Software Technologies Ltd. *	23,402	2,619,854
CyberArk Software Ltd. *	4,418	613,572
Elbit Systems Ltd.	157	25,118
Israel Chemicals Ltd.	4,649	25,021
Israel Discount Bank Ltd., Class A	7,084	30,575
Kornit Digital Ltd. *	125,891	3,927,799
Mizrahi Tefahot Bank Ltd. *	937	22,483
Nice Ltd. *	403	61,457
Teva Pharmaceutical Industries Ltd. ADR *	6,938	55,018
Wix.com Ltd. *	8,260	1,226,775
		8,751,321

Italy 2.3%
Amplifon S.p.A.	194,794	4,801,150
Assicurazioni Generali S.p.A.	7,074	131,932
Atlantia S.p.A.	3,210	82,546

Laudus International MarketMasters Fund
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Autogrill S.p.A.	223,246	2,359,617
Banca Generali S.p.A.	27,546	802,000
Davide Campari-Milano S.p.A.	3,600	33,481
Enel S.p.A.	311,690	2,132,154
Eni S.p.A.	16,547	258,486
Ferrari N.V.	12,574	2,024,739
Fiat Chrysler Automobiles N.V.	7,019	94,030
FinecoBank Banca Fineco S.p.A.	166,785	1,659,173
Interpump Group S.p.A.	155,270	4,364,528
Intesa Sanpaolo S.p.A.	4,756,162	10,315,669
Leonardo S.p.A.	2,641	32,155
Mediobanca S.p.A.	3,892	38,982
Moncler S.p.A.	17,631	723,933
Pirelli & C S.p.A.	2,479	14,602
Poste Italiane S.p.A	3,238	34,557
Prysmian S.p.A.	1,491	30,695
Recordati S.p.A.	663	29,692
Salvatore Ferragamo S.p.A.	75,064	1,574,258
Snam S.p.A.	13,465	66,110
Technogym S.p.A.	45,028	483,683
Telecom Italia S.p.A. *	59,665	33,545
Terna - Rete Elettrica Nationale S.p.A.	9,165	55,814
UniCredit S.p.A.	12,886	151,726
		32,329,257

Japan 12.9%
ABC-Mart, Inc.	200	12,640
Acom Co., Ltd.	2,600	9,184
Adastria Co., Ltd.	91,000	1,780,818
Advantest Corp.	1,300	50,062
Aeon Co., Ltd.	4,200	72,678
AEON Financial Service Co., Ltd.	600	9,679
Aeon Mall Co., Ltd.	800	12,281
AGC, Inc.	1,200	36,756
Air Water, Inc.	978	15,983
Aisin Seiki Co., Ltd.	1,000	32,498
Ajinomoto Co., Inc.	2,878	51,569
Alfresa Holdings Corp.	1,200	28,932
Alps Alpine Co., Ltd.	1,400	25,486
Amada Holdings Co., Ltd.	2,226	24,474
ANA Holdings, Inc.	740	24,838
Anritsu Corp.	183,100	3,360,593
Aozora Bank Ltd.	800	18,334
Ariake Japan Co., Ltd.	52,200	3,225,356
Aruhi Corp.	87,100	1,636,450
Asahi Group Holdings Ltd.	2,300	99,624
Asahi Intecc Co., Ltd.	61,800	1,614,914
Asahi Kasei Corp.	8,163	83,041
Astellas Pharma, Inc.	12,300	174,314
Bandai Namco Holdings, Inc.	1,300	69,887
Benefit One, Inc.	3,800	65,423
Benesse Holdings, Inc.	500	11,702
Bridgestone Corp.	3,700	138,900
Brother Industries Ltd.	1,400	24,788
Calbee, Inc.	500	14,106
Canon, Inc.	6,465	175,339
Casio Computer Co., Ltd.	1,336	15,241
Central Japan Railway Co.	900	180,911
Chubu Electric Power Co., Inc.	4,131	58,315
Chugai Pharmaceutical Co., Ltd.	1,500	107,320
Coca-Cola Bottlers Japan Holdings, Inc.	800	19,692
Concordia Financial Group Ltd.	6,900	24,297
Cosmos Pharmaceutical Corp.	5,800	1,068,015
Credit Saison Co., Ltd.	1,111	13,507
CyberAgent, Inc.	600	24,075
Dai Nippon Printing Co., Ltd.	1,600	33,559
Dai-ichi Life Holdings, Inc.	7,100	104,377
Daicel Corp.	1,700	14,385
Security	Number of Shares	Value ($)
Daifuku Co., Ltd.	700	38,285
Daiichi Sankyo Co., Ltd.	3,700	224,838
Daikin Industries Ltd.	23,100	2,867,097
Daito Trust Construction Co., Ltd.	500	64,477
Daiwa House Industry Co., Ltd.	3,600	102,354
Daiwa House REIT Investment Corp.	12	29,371
Daiwa Securities Group, Inc.	10,000	43,115
Denso Corp.	2,800	118,847
Dentsu, Inc.	1,400	46,278
Digital Arts, Inc.	28,200	2,854,943
Disco Corp.	200	36,705
East Japan Railway Co.	2,038	186,834
Eisai Co., Ltd.	1,600	86,476
Electric Power Development Co., Ltd.	1,000	22,386
en-Japan, Inc.	168,600	6,916,430
F.C.C. Co., Ltd.	118,200	2,296,868
FamilyMart UNY Holdings Co., Ltd.	1,600	34,160
Fancl Corp.	93,700	2,354,794
FANUC Corp.	1,299	230,867
Fast Retailing Co., Ltd.	330	197,942
Fuji Electric Co., Ltd.	800	24,440
Fuji Soft, Inc.	40,600	1,824,297
FUJIFILM Holdings Corp.	2,300	109,016
Fujitsu Ltd.	1,300	101,450
Fukuoka Financial Group, Inc.	1,000	18,312
GMO Payment Gateway, Inc.	60,900	4,399,972
Hakuhodo DY Holdings, Inc.	1,500	23,525
Hamamatsu Photonics K.K.	900	33,376
Hankyu Hanshin Holdings, Inc.	1,500	52,662
Harmonic Drive Systems, Inc.	17,900	674,162
Hikari Tsushin, Inc.	100	22,048
Hino Motors Ltd.	1,700	13,638
Hirose Electric Co., Ltd.	205	21,478
Hisamitsu Pharmaceutical Co., Inc.	300	12,057
Hitachi Chemical Co., Ltd.	700	19,142
Hitachi Construction Machinery Co., Ltd.	700	16,416
Hitachi High-Technologies Corp.	500	25,194
Hitachi Ltd.	6,264	222,089
Hitachi Metals Ltd.	1,200	12,616
Honda Motor Co., Ltd.	10,607	263,908
Hoshizaki Corp.	400	28,260
Hoya Corp.	52,700	4,041,136
Hulic Co., Ltd.	1,900	16,322
Idemitsu Kosan Co., Ltd.	1,392	38,360
IHI Corp.	900	21,446
Iida Group Holdings Co., Ltd.	1,013	16,616
Infomart Corp.	310,400	4,186,829
Inpex Corp.	6,500	57,007
Isetan Mitsukoshi Holdings Ltd.	2,221	17,657
Isuzu Motors Ltd.	3,600	39,836
ITOCHU Corp.	8,629	164,302
Itochu Techno-Solutions Corp.	600	15,381
J. Front Retailing Co., Ltd.	1,500	17,610
Japan Airlines Co., Ltd.	700	21,921
Japan Airport Terminal Co., Ltd.	300	12,404
Japan Exchange Group, Inc.	3,200	46,898
Japan Post Bank Co., Ltd.	2,500	24,291
Japan Post Holdings Co., Ltd.	10,000	98,025
Japan Prime Realty Investment Corp.	5	22,103
Japan Real Estate Investment Corp.	9	56,296
Japan Retail Fund Investment Corp.	17	34,250
Japan Tobacco, Inc.	7,700	169,660
JFE Holdings, Inc.	3,100	40,985
JGC Corp.	1,400	18,227
JSR Corp.	1,300	21,469
JTEKT Corp.	1,400	16,599
JXTG Holdings, Inc.	20,585	96,869
Kajima Corp.	3,000	38,583
Kakaku.com, Inc.	900	18,694

Laudus International MarketMasters Fund
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Kamigumi Co., Ltd.	700	16,092
Kaneka Corp.	267	9,913
Kansai Paint Co., Ltd.	1,173	23,163
Kao Corp.	3,200	233,538
Kawasaki Heavy Industries Ltd.	900	19,582
KDDI Corp.	11,400	297,443
Keihan Holdings Co., Ltd.	625	25,332
Keikyu Corp.	1,400	23,528
Keio Corp.	700	43,314
Keisei Electric Railway Co., Ltd.	833	30,619
Keyence Corp.	9,700	5,566,333
KH Neochem Co., Ltd.	94,200	2,333,885
Kikkoman Corp.	914	41,553
Kintetsu Group Holdings Co., Ltd.	1,100	52,154
Kirin Holdings Co., Ltd.	5,400	117,117
Kobayashi Pharmaceutical Co., Ltd.	300	21,404
Kobe Bussan Co., Ltd.	84,200	4,703,481
Kobe Steel Ltd.	1,700	10,908
Koito Manufacturing Co., Ltd.	685	34,245
Komatsu Ltd.	209,900	4,693,448
Konami Holdings Corp.	600	25,458
Konica Minolta, Inc.	3,000	24,861
Kose Corp.	200	34,093
Kubota Corp.	6,700	103,351
Kuraray Co., Ltd.	2,100	24,836
Kurita Water Industries Ltd.	700	17,672
Kyocera Corp.	2,100	127,989
Kyowa Kirin Co., Ltd.	1,600	26,370
Kyudenko Corp.	114,700	3,551,366
Kyushu Electric Power Co., Inc.	2,500	24,841
Kyushu Railway Co.	1,083	30,857
Lasertec Corp.	85,500	4,067,247
Lawson, Inc.	329	16,441
LINE Corp. *	500	15,897
Lion Corp.	1,500	29,446
LIXIL Group Corp.	1,700	29,405
M3, Inc.	2,700	54,393
Makita Corp.	1,400	46,161
Marubeni Corp.	10,145	65,766
Marui Group Co., Ltd.	1,300	28,086
Maruichi Steel Tube Ltd.	400	10,531
Matsumotokiyoshi Holdings Co., Ltd.	91,700	3,052,408
Mazda Motor Corp.	3,600	34,829
McDonald's Holdings Co., Ltd.	400	17,961
Mebuki Financial Group, Inc.	5,510	13,596
Medipal Holdings Corp.	1,100	23,366
MEIJI Holdings Co., Ltd.	800	55,556
Mercari, Inc. *	500	13,329
Minebea Mitsumi, Inc.	2,387	40,740
MISUMI Group, Inc.	185,730	4,168,063
Mitsubishi Chemical Holdings Corp.	8,100	57,506
Mitsubishi Corp.	8,749	234,931
Mitsubishi Electric Corp.	11,800	154,117
Mitsubishi Estate Co., Ltd.	7,587	139,653
Mitsubishi Gas Chemical Co., Inc.	1,100	14,638
Mitsubishi Heavy Industries Ltd.	2,100	86,627
Mitsubishi Materials Corp.	704	19,364
Mitsubishi Motors Corp.	4,200	18,482
Mitsubishi Tanabe Pharma Corp.	1,600	18,064
Mitsubishi UFJ Financial Group, Inc.	79,900	394,626
Mitsubishi UFJ Lease & Finance Co., Ltd.	2,600	13,778
Mitsui & Co., Ltd.	10,600	172,323
Mitsui Chemicals, Inc.	1,200	27,441
Mitsui Fudosan Co., Ltd.	5,800	130,930
Mitsui O.S.K. Lines Ltd.	800	19,621
Mizuho Financial Group, Inc.	157,100	222,975
Modec, Inc.	65,100	1,727,805
MonotaRO Co., Ltd.	29,700	648,366
MS&AD Insurance Group Holdings, Inc.	3,010	98,664
Security	Number of Shares	Value ($)
Murata Manufacturing Co., Ltd.	3,672	168,145
Musashi Seimitsu Industry Co., Ltd.	181,700	2,377,511
Nabtesco Corp.	202,000	5,441,778
Nagoya Railroad Co., Ltd.	1,200	33,036
NEC Corp.	1,600	65,407
Nexon Co., Ltd. *	3,100	49,068
NGK Insulators Ltd.	1,700	25,284
NGK Spark Plug Co., Ltd.	1,000	19,095
NH Foods Ltd.	604	22,401
Nichias Corp.	8,700	155,823
Nidec Corp.	1,500	200,574
Nifco, Inc.	285,100	7,031,578
Nihon Kohden Corp.	63,900	1,748,562
Nihon M&A Center, Inc.	372,400	9,993,559
Nikon Corp.	2,000	27,003
Nintendo Co., Ltd.	700	257,525
Nippon Building Fund, Inc.	9	63,171
Nippon Electric Glass Co., Ltd.	500	11,182
Nippon Express Co., Ltd.	500	28,180
Nippon Paint Holdings Co., Ltd.	900	39,159
Nippon Prologis REIT, Inc.	12	28,852
Nippon Steel Corp.	5,100	79,902
Nippon Telegraph & Telephone Corp.	4,200	189,550
Nippon Yusen K.K.	1,000	16,660
Nissan Chemical Corp.	800	34,985
Nissan Motor Co., Ltd.	15,200	98,799
Nisshin Seifun Group, Inc.	1,300	24,568
Nissin Foods Holdings Co., Ltd.	400	24,829
Nitori Holdings Co., Ltd.	7,705	1,039,140
Nitto Denko Corp.	1,000	49,250
Nomura Holdings, Inc.	21,900	70,391
Nomura Real Estate Holdings, Inc.	800	16,200
Nomura Real Estate Master Fund, Inc.	25	39,720
Nomura Research Institute Ltd.	83,080	1,470,994
NSK Ltd.	2,300	19,447
NTT Data Corp.	4,200	55,147
NTT DOCOMO, Inc.	8,700	208,603
Obayashi Corp.	4,100	38,831
Obic Co., Ltd.	400	42,620
Odakyu Electric Railway Co., Ltd.	1,900	42,420
Oji Holdings Corp.	5,500	28,442
Olympus Corp.	207,200	2,259,075
Omron Corp.	13,900	661,312
Ono Pharmaceutical Co., Ltd.	2,400	43,544
Oracle Corp., Japan	300	24,909
Oriental Land Co., Ltd.	1,300	171,529
ORIX Corp.	8,700	124,166
Orix JREIT, Inc.	1,870	3,629,437
Osaka Gas Co., Ltd.	2,500	45,926
Otsuka Corp.	700	27,602
Otsuka Holdings Co., Ltd.	2,500	91,937
Pan Pacific International Holdings Corp.	700	44,783
Panasonic Corp.	14,200	119,737
Park24 Co., Ltd.	700	15,129
PeptiDream, Inc. *	600	33,376
Persol Holdings Co., Ltd.	1,200	29,024
Pigeon Corp.	41,700	1,520,585
Pola Orbis Holdings, Inc.	600	15,079
Pressance Corp.	178,600	2,485,926
Raksul, Inc. *	42,200	1,452,313
Rakuten, Inc.	5,600	57,116
Recruit Holdings Co., Ltd.	7,700	260,741
Renesas Electronics Corp. *	5,200	30,562
Rengo Co., Ltd.	285,200	2,165,695
Resona Holdings, Inc.	13,900	56,665
Resorttrust, Inc.	278,700	4,037,356
Ricoh Co., Ltd.	4,200	38,469
Rinnai Corp.	200	13,478
Rohm Co., Ltd.	600	41,815

Laudus International MarketMasters Fund
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Ryohin Keikaku Co., Ltd.	200	35,501
Sankyo Co., Ltd.	300	10,328
Sankyu, Inc.	12,480	670,033
Santen Pharmaceutical Co., Ltd.	2,300	37,063
SBI Holdings, Inc.	1,536	34,922
SCSK Corp.	62,000	2,943,551
Secom Co., Ltd.	1,400	109,719
Sega Sammy Holdings, Inc.	1,100	14,101
Seibu Holdings, Inc.	1,500	23,584
Seiko Epson Corp.	1,800	26,488
Sekisui Chemical Co., Ltd.	2,382	35,208
Sekisui House Ltd.	4,055	68,178
Seven & i Holdings Co., Ltd.	4,900	167,227
Seven Bank Ltd.	3,800	10,281
SG Holdings Co., Ltd.	900	23,792
Sharp Corp.	1,300	16,305
SHIFT, Inc. *	25,200	1,168,202
Shimadzu Corp.	37,500	900,402
Shimamura Co., Ltd.	142	10,041
Shimano, Inc.	445	62,825
Shimizu Corp.	3,800	30,580
Shin-Etsu Chemical Co., Ltd.	2,324	236,620
Shinsei Bank Ltd.	900	13,594
Shionogi & Co., Ltd.	1,800	99,657
Shiseido Co., Ltd.	51,600	3,796,963
SHO-BOND Holdings Co., Ltd.	76,400	2,622,710
Showa Denko K.K.	900	24,145
SMC Corp.	6,737	2,441,234
Softbank Corp.	10,800	145,521
SoftBank Group Corp.	10,662	544,382
Sohgo Security Services Co., Ltd.	500	24,238
Sompo Holdings, Inc.	2,200	91,109
Sony Corp.	8,300	472,053
Sony Financial Holdings, Inc.	1,100	26,650
Stanley Electric Co., Ltd.	900	22,317
Subaru Corp.	3,900	90,894
Sumco Corp.	1,500	19,659
Sumitomo Chemical Co., Ltd.	9,500	43,322
Sumitomo Corp.	7,600	112,774
Sumitomo Dainippon Pharma Co., Ltd.	1,000	18,365
Sumitomo Electric Industries Ltd.	5,000	61,865
Sumitomo Heavy Industries Ltd.	700	22,567
Sumitomo Metal Mining Co., Ltd.	1,500	42,606
Sumitomo Mitsui Financial Group, Inc.	8,600	300,740
Sumitomo Mitsui Trust Holdings, Inc.	2,100	71,775
Sumitomo Realty & Development Co., Ltd.	2,195	79,869
Sumitomo Rubber Industries Ltd.	1,100	12,007
Sundrug Co., Ltd.	500	13,825
Suntory Beverage & Food Ltd.	900	35,711
Suzuken Co., Ltd.	500	27,554
Suzuki Motor Corp.	2,400	93,860
Sysmex Corp.	1,100	79,863
T&D Holdings, Inc.	3,500	39,304
Tadano Ltd.	37,800	339,873
Taiheiyo Cement Corp.	800	22,468
Taisei Corp.	1,300	44,851
Taisho Pharmaceutical Holdings Co., Ltd.	300	22,875
Taiyo Nippon Sanso Corp.	829	16,998
Takeda Pharmaceutical Co., Ltd.	9,637	331,666
TDK Corp.	900	69,100
TechnoPro Holdings, Inc.	21,100	1,191,512
Teijin Ltd.	1,200	20,761
Terumo Corp.	116,400	3,387,862
The Bank of Kyoto Ltd.	300	11,643
The Chiba Bank Ltd.	3,800	18,794
The Chugoku Electric Power Co., Inc.	1,800	22,463
The Kansai Electric Power Co., Inc.	4,400	54,338
The Shizuoka Bank Ltd.	2,954	20,425
The Yokohama Rubber Co., Ltd.	800	14,719
Security	Number of Shares	Value ($)
THK Co., Ltd.	800	20,162
TIS, Inc.	25,300	1,313,218
Tobu Railway Co., Ltd.	1,200	34,118
Toho Co., Ltd.	700	27,179
Toho Gas Co., Ltd.	466	17,720
Tohoku Electric Power Co., Inc.	2,700	27,016
Tokio Marine Holdings, Inc.	4,200	222,940
Tokyo Base Co., Ltd. *	198,200	1,348,248
Tokyo Century Corp.	300	12,401
Tokyo Electric Power Co. Holdings, Inc. *	9,700	46,660
Tokyo Electron Ltd.	1,000	169,372
Tokyo Gas Co., Ltd.	2,500	62,404
Tokyu Corp.	3,300	57,786
Tokyu Fudosan Holdings Corp.	3,900	22,562
Toppan Printing Co., Ltd.	1,630	26,494
Toray Industries, Inc.	9,000	61,915
Toshiba Corp.	3,600	114,864
Tosoh Corp.	1,700	23,827
TOTO Ltd.	900	36,037
Toyo Seikan Group Holdings Ltd.	900	15,711
Toyo Suisan Kaisha Ltd.	565	22,720
Toyoda Gosei Co., Ltd.	400	7,356
Toyota Industries Corp.	914	47,450
Toyota Motor Corp.	84,077	5,432,482
Toyota Tsusho Corp.	1,400	40,524
Trend Micro, Inc.	800	34,882
Trust Tech, Inc.	212,600	3,024,071
Tsuruha Holdings, Inc.	300	30,537
Unicharm Corp.	2,600	73,557
United Urban Investment Corp.	19	32,146
USS Co., Ltd.	1,400	27,724
UT Group Co., Ltd.	56,800	1,246,331
Welcia Holdings Co., Ltd.	300	13,940
West Japan Railway Co.	1,041	85,213
Yahoo Japan Corp.	17,800	52,135
Yakult Honsha Co., Ltd.	28,100	1,584,273
Yamada Denki Co., Ltd.	4,200	18,526
Yamaha Corp.	900	42,428
Yamaha Motor Co., Ltd.	1,700	29,809
Yamato Holdings Co., Ltd.	1,900	37,302
Yamazaki Baking Co., Ltd.	800	12,148
Yaskawa Electric Corp.	1,521	50,333
Yokogawa Electric Corp.	1,500	26,845
Yume No Machi Souzou Iinkai Co., Ltd.	72,600	1,088,483
Zenkoku Hosho Co., Ltd.	15,500	604,597
ZOZO, Inc.	48,300	910,761
		181,705,438

Luxembourg 0.1%
Aroundtown S.A.	5,251	41,891
Millicom International Cellular S.A. SDR	419	21,526
Tenaris S.A.	76,255	955,397
		1,018,814

Mexico 0.2%
Grupo Aeroportuario del Sureste S.A.B. de C.V. ADR	4,168	634,078
Grupo Televisa S.A.B. ADR	277,300	2,637,123
		3,271,201

Netherlands 4.0%
ABN AMRO Group N.V. CVA	2,752	55,088
Adyen N.V. *	2,652	2,003,814
Aegon N.V.	11,945	58,864
AerCap Holdings N.V. *	843	45,969
Akzo Nobel N.V.	7,926	747,853

Laudus International MarketMasters Fund
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
ArcelorMittal	4,202	66,659
ASML Holding N.V.	37,569	8,371,284
B&S Group Sarl	314,479	5,110,525
BE Semiconductor Industries N.V.	18,197	538,553
Boskalis Westminster N.V.	178,005	4,019,616
Euronext N.V.	56,299	4,346,079
EXOR N.V.	81,372	5,666,855
Heineken Holding N.V.	748	75,584
Heineken N.V.	1,670	179,172
IMCD N.V.	32,993	2,906,682
ING Groep N.V.	25,306	280,789
InterXion Holding N.V. *	55,988	4,215,896
Koninklijke Ahold Delhaize N.V.	7,608	172,800
Koninklijke DSM N.V.	1,185	146,807
Koninklijke KPN N.V.	22,835	65,113
Koninklijke Philips N.V.	89,281	4,188,230
Koninklijke Vopak N.V.	447	22,039
NN Group N.V.	2,040	76,645
NXP Semiconductors N.V.	1,923	198,819
Randstad N.V.	738	37,043
Royal Dutch Shell plc, A Shares	141,827	4,450,315
Takeaway.com N.V. *	38,578	3,467,716
TKH Group N.V.	28,842	1,711,172
Unilever N.V.	9,455	548,046
Wolters Kluwer N.V.	47,686	3,456,535
		57,230,562

New Zealand 0.9%
a2 Milk Co., Ltd. *	4,711	55,355
Auckland International Airport Ltd.	998,860	6,085,093
Fisher & Paykel Healthcare Corp., Ltd.	3,686	39,731
Fletcher Building Ltd.	5,581	18,140
Mercury NZ Ltd.	1,951,133	5,835,536
Meridian Energy Ltd.	8,588	26,433
Ryman Healthcare Ltd.	2,648	22,327
Spark New Zealand Ltd.	11,900	31,020
		12,113,635

Norway 0.8%
Aker BP A.S.A.	670	18,960
Bakkafrost P/F	39,443	2,271,241
DNB A.S.A.	6,180	110,564
Elkem A.S.A.	913,207	2,484,267
Equinor A.S.A.	6,529	117,067
Gjensidige Forsikring A.S.A.	1,275	24,765
Mowi A.S.A.	2,853	68,566
Norsk Hydro A.S.A.	8,336	28,353
Orkla A.S.A.	5,053	42,979
Schibsted A.S.A., B Shares	669	17,282
Subsea 7 S.A.	281,842	3,020,795
Telenor A.S.A.	4,753	96,310
TGS NOPEC Geophysical Co., A.S.A.	99,823	2,412,843
Yara International A.S.A.	1,178	55,189
		10,769,181

Papua New Guinea 0.0%
Oil Search Ltd.	8,500	41,160

Peru 0.2%
Credicorp Ltd.	10,316	2,248,785

Poland 0.2%
Dino Polska S.A. *	65,677	2,468,498

Security	Number of Shares	Value ($)
Portugal 0.2%
Banco Espirito Santo S.A. *(b)	42,176	—
EDP - Energias de Portugal S.A.	16,652	60,957
Galp Energia, SGPS, S.A.	3,107	48,370
Jeronimo Martins, SGPS, S.A.	1,560	25,172
NOS SGPS, S.A.	395,919	2,458,414
		2,592,913

Republic of Korea 1.2%
Douzone Bizon Co., Ltd.	23,115	1,242,185
Fila Korea Ltd.	60,310	3,412,647
Kakao Corp.	6,454	687,524
NAVER Corp.	54,000	6,264,914
Samsung Electronics Co., Ltd.	99,100	3,753,383
Samsung SDI Co., Ltd.	6,482	1,349,891
		16,710,544

Russia 0.1%
Yandex N.V., Class A *	40,174	1,575,624

Singapore 1.4%
Ascendas Real Estate Investment Trust	1,829,633	4,062,126
CapitaLand Commercial Trust	17,860	26,677
CapitaLand Ltd.	15,900	41,655
CapitaLand Mall Trust	1,892,600	3,596,842
City Developments Ltd.	3,127	21,943
ComfortDelGro Corp., Ltd.	14,100	27,636
DBS Group Holdings Ltd.	11,516	219,574
Genting Singapore Ltd.	37,500	24,955
Golden Agri-Resources Ltd.	34,700	7,412
Jardine Cycle & Carriage Ltd.	611	14,950
Jardine Matheson Holdings Ltd.	1,409	85,520
Jardine Strategic Holdings Ltd.	1,400	47,994
Keppel Corp., Ltd.	9,000	41,587
Oversea-Chinese Banking Corp., Ltd.	20,969	174,581
SATS Ltd.	1,857,000	6,470,105
Sembcorp Industries Ltd.	7,100	12,013
Sheng Siong Group Ltd.	5,481,700	4,622,133
Singapore Airlines Ltd.	3,331	23,321
Singapore Exchange Ltd.	5,200	29,835
Singapore Press Holdings Ltd.	10,600	16,949
Singapore Technologies Engineering Ltd.	9,900	30,366
Singapore Telecommunications Ltd.	53,400	128,801
Suntec Real Estate Investment Trust	14,224	19,660
United Overseas Bank Ltd.	8,141	155,108
UOL Group Ltd.	3,400	18,070
Venture Corp., Ltd.	1,800	20,087
Wilmar International Ltd.	11,900	34,398
Yangzijiang Shipbuilding Holdings Ltd.	16,800	17,323
		19,991,621

South Africa 0.5%
Bid Corp., Ltd.	26,434	552,924
Mr. Price Group Ltd.	35,798	439,429
Naspers Ltd., N Shares	21,345	5,203,060
RMB Holdings Ltd.	166,265	874,247
The Bidvest Group Ltd.	26,434	338,505
		7,408,165

Laudus International MarketMasters Fund
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Spain 0.8%
ACS Actividades de Construccion y Servicios S.A.	54,021	2,182,813
Aena SME S.A.	437	79,220
Amadeus IT Group S.A.	61,727	4,823,774
Applus Services S.A.	142,221	1,999,161
Banco Bilbao Vizcaya Argentaria S.A.	43,398	220,970
Banco De Sabadell S.A.	34,878	30,462
Banco Santander S.A.	105,378	449,782
Bankia S.A.	7,649	15,165
Bankinter S.A.	4,179	27,108
CaixaBank S.A.	22,717	56,303
Cellnex Telecom S.A. *	1,294	48,393
Enagas S.A.	1,426	31,107
Endesa S.A.	2,109	52,110
Ferrovial S.A.	3,153	82,021
Grifols S.A.	1,977	64,072
Iberdrola S.A.	37,831	358,918
Iberdrola S.A. - Interim Shares *(b)	879	8,339
Industria de Diseno Textil S.A.	7,106	212,628
Mapfre S.A.	6,681	18,392
Naturgy Energy Group S.A.	1,958	49,598
Red Electrica Corp. S.A.	2,817	53,111
Repsol S.A.	9,490	150,519
Siemens Gamesa Renewable Energy S.A.	1,478	20,681
Telefonica S.A.	30,410	231,834
		11,266,481

Sweden 4.5%
AAK AB	486,442	9,951,541
AF POYRY AB	222,222	5,236,919
Alfa Laval AB	2,005	37,454
Assa Abloy AB, Class B	6,469	148,380
Atlas Copco AB, A Shares	96,223	2,939,048
Atlas Copco AB, B Shares	2,535	69,156
Boliden AB	1,695	38,438
Electrolux AB, B Shares	1,513	34,961
Elekta AB, B Shares	134,507	1,913,733
Epiroc AB, Class A	4,162	45,606
Epiroc AB, Class B	2,419	25,142
Essity AB, Class B	3,969	117,892
Evolution Gaming Group AB	38,458	837,353
Fabege AB	274,999	4,243,830
Fastighets AB Balder, B Shares *	110,383	3,779,847
Hennes & Mauritz AB, B Shares	367,587	6,408,913
Hexagon AB, B Shares	48,035	2,327,408
Husqvarna AB, B Shares	2,726	24,138
ICA Gruppen AB	543	24,123
Industrivarden AB, C Shares	1,099	23,876
Indutrade AB	155,624	4,409,178
Investor AB, B Shares	2,941	139,834
Kinnevik AB, Class B	1,583	40,261
LE Lundbergfortagen AB, B Shares	513	18,997
Lifco AB, B Shares	13,541	691,830
Lindab International AB	204,800	2,331,986
Loomis AB, Class B	90,800	3,123,185
Lundin Petroleum AB	1,160	36,486
Nibe Industrier AB, B Shares	42,061	593,959
Nolato AB, B Shares	11,968	681,022
Sandvik AB	7,380	113,251
Securitas AB, B Shares	2,025	31,360
Skandinaviska Enskilda Banken AB, A Shares	10,296	96,803
Skanska AB, B Shares	2,137	39,900
SKF AB, B Shares	265,573	4,356,138
Svenska Handelsbanken AB, A Shares	9,661	86,929
Swedbank AB, A Shares	5,726	77,975
Security	Number of Shares	Value ($)
Swedish Match AB	1,127	43,000
Swedish Orphan Biovitrum AB *	37,384	721,606
Tele2 AB, B Shares	3,118	44,554
Telefonaktiebolaget LM Ericsson, B Shares	20,029	175,239
Telia Co. AB	17,826	79,302
Thule Group AB	126,190	2,756,383
Vitrolife AB	22,229	427,956
Volvo AB, B Shares	294,272	4,371,443
		63,716,335

Switzerland 5.6%
ABB Ltd.	11,995	226,431
Adecco Group AG	1,008	54,996
Alcon, Inc. *	30,658	1,775,393
Baloise Holding AG	306	55,269
Barry Callebaut AG	14	27,313
Belimo Holding AG	404	2,380,413
Burckhardt Compression Holding AG	15,394	3,730,284
Chocoladefabriken Lindt & Spruengli AG	1	82,751
Chocoladefabriken Lindt & Spruengli AG - Participation Certificates	7	51,591
Cie Financiere Richemont S.A.	40,194	3,444,354
Clariant AG *	1,256	22,951
Credit Suisse Group AG *	780,215	9,433,607
Daetwyler Holding AG	10,880	1,677,049
Dufry AG *	272	23,855
EMS-Chemie Holding AG	51	31,874
Geberit AG	238	109,871
Georg Fischer AG	1,947	1,678,254
Givaudan S.A.	60	159,575
Glencore plc *	2,844,535	9,121,907
Julius Baer Group Ltd. *	1,454	62,133
Kuehne & Nagel International AG	14,625	2,153,433
LafargeHolcim Ltd. *	78,732	3,864,363
Landis+Gyr Group AG *	10,742	868,083
Logitech International S.A.	29,063	1,195,205
Lonza Group AG *	16,856	5,774,083
Nestle S.A.	27,437	2,910,714
Novartis AG	75,956	6,965,076
Pargesa Holding S.A.	245	18,389
Partners Group Holding AG	3,933	3,127,876
Roche Holding AG	4,552	1,218,411
Schindler Holding AG	390	89,212
SGS S.A.	34	83,962
Sika AG	20,225	2,919,967
Sonova Holding AG	360	82,784
Straumann Holding AG	67	54,659
Swiss Life Holding AG	217	104,863
Swiss Prime Site AG *	484	42,613
Swiss Re AG	1,970	190,768
Swisscom AG	168	81,420
Tecan Group AG	18,274	4,642,846
Temenos AG *	15,332	2,699,086
The Swatch Group AG	346	18,868
The Swatch Group AG - Bearer Shares	7,616	2,212,234
u-blox Holding AG *	22,875	1,866,886
UBS Group AG *	25,072	279,849
VAT Group AG *	5,759	720,103
Vifor Pharma AG	282	41,738
Zurich Insurance Group AG	984	342,266
		78,719,628

Taiwan 1.5%
Airtac International Group	65,000	663,718
ASMedia Technology, Inc.	153,000	2,592,315
Chailease Holding Co., Ltd.	685,918	2,877,444
Eclat Textile Co., Ltd.	45,000	588,884

Laudus International MarketMasters Fund
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Merida Industry Co., Ltd.	592,000	3,687,980
Nien Made Enterprise Co., Ltd.	266,000	2,042,371
Taiwan Semiconductor Manufacturing Co., Ltd.	349,000	2,869,845
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	122,731	5,232,022
		20,554,579

Thailand 0.1%
Airports of Thailand PCL	309,700	722,516
Bangkok Dusit Medical Services PCL, Class F	731,200	594,375
Tisco Financial Group PCL	240,800	790,791
		2,107,682

Turkey 0.1%
Ulker Biskuvi Sanayi AS *	512,460	1,703,303

United Arab Emirates 0.1%
First Abu Dhabi Bank PJSC	210,636	911,048
NMC Health plc	645	19,262
		930,310

United Kingdom 15.8%
3i Group plc	122,952	1,656,781
Abcam plc	148,934	2,358,842
Admiral Group plc	1,267	33,320
Anglo American plc	6,792	166,434
Antofagasta plc	2,444	27,575
Ashtead Group plc	173,296	4,765,147
Associated British Foods plc	2,311	67,924
AstraZeneca plc	8,218	709,984
Auto Trader Group plc	6,193	40,654
Avast plc	649,450	2,652,263
AVEVA Group plc	95,319	4,604,887
Aviva plc	25,137	123,413
BAE Systems plc	20,568	136,648
Barclays plc	109,758	205,448
Barratt Developments plc	6,350	49,576
BBA Aviation plc	868,978	3,375,304
Beazley plc	117,677	821,849
Big Yellow Group plc	57,353	689,797
BP plc	131,316	868,884
British American Tobacco plc	14,884	530,355
BT Group plc	53,948	126,365
Bunzl plc	2,187	57,003
Burberry Group plc	2,593	71,499
Burford Capital Ltd.	138,442	2,521,104
Carnival plc	1,127	50,872
Centrica plc	37,101	34,155
Cineworld Group plc	1,562,599	4,850,662
Close Brothers Group plc	22,942	370,401
CNH Industrial N.V.	864,821	8,756,745
Coats Group plc	3,990,687	3,870,326
Coca-Cola European Partners plc	1,513	83,639
Coca-Cola HBC AG *	1,335	45,936
Compass Group plc	253,036	6,401,938
ContourGlobal plc	1,991,578	4,238,425
Croda International plc	24,555	1,394,819
Dechra Pharmaceuticals plc	73,911	2,639,873
Diageo plc	147,537	6,152,319
Diploma plc	220,483	4,064,109
Direct Line Insurance Group plc	8,637	33,785
easyJet plc	985	11,543
Electrocomponents plc	593,925	4,376,142
Security	Number of Shares	Value ($)
Elementis plc	1,781,726	3,266,260
Entertainment One Ltd.	364,052	1,944,200
Equiniti Group plc	2,165,756	5,535,526
Evraz plc	3,074	24,078
Experian plc	176,774	5,361,407
Ferguson plc *	44,334	3,299,014
Fevertree Drinks plc	79,817	2,262,703
Fresnillo plc	1,370	9,888
G4S plc	1,027,293	2,384,295
GlaxoSmithKline plc	32,202	665,967
Greggs plc	52,813	1,431,344
GVC Holdings plc	3,713	26,600
Halma plc	81,171	1,960,236
Hargreaves Lansdown plc	1,854	47,101
Hill & Smith Holdings plc	180,372	2,476,465
Hiscox Ltd.	70,800	1,457,366
HomeServe plc	268,986	3,732,368
HSBC Holdings plc	129,939	1,040,615
IMI plc	108,175	1,369,669
Imperial Brands plc	6,146	155,986
Informa plc	8,232	87,158
InterContinental Hotels Group plc	1,117	77,603
Intermediate Capital Group plc	402,038	6,772,756
Intertek Group plc	16,650	1,152,584
Investec plc	4,335	24,665
ITV plc	22,456	30,162
J. Sainsbury plc	10,861	25,917
John Wood Group plc	4,352	28,043
Johnson Matthey plc	1,200	46,790
Keywords Studios plc	66,382	1,332,554
Kingfisher plc	13,393	36,160
Land Securities Group plc	4,828	46,724
Legal & General Group plc	38,469	121,997
Liberty Global plc, Class A *	106,500	2,840,355
Liberty Global plc, Class C *	84,880	2,210,275
Lloyds Banking Group plc	12,166,375	7,870,228
London Stock Exchange Group plc	40,808	3,277,364
Marks & Spencer Group plc	12,513	31,451
Meggitt plc	124,954	901,711
Melrose Industries plc	630,945	1,423,987
Merlin Entertainments plc	4,701	25,716
Micro Focus International plc	2,266	47,731
Mondi plc	2,937	63,985
Moneysupermarket.com Group plc	694,891	3,110,671
National Grid plc	22,200	227,534
Network International Holdings plc *	287,520	2,140,623
Next plc	889	65,439
Nomad Foods Ltd. *	188,137	4,189,811
Ocado Group plc *	3,031	45,751
Pearson plc	5,092	53,921
Persimmon plc	1,976	48,212
Prudential plc	16,845	346,573
Reckitt Benckiser Group plc	29,896	2,311,059
RELX plc	181,804	4,312,083
Renishaw plc	9,971	464,189
Rentokil Initial plc	387,576	2,047,721
Rio Tinto plc	7,400	417,889
Rolls-Royce Holdings plc *	460,621	4,814,566
Rotork plc	898,653	3,355,489
Royal Bank of Scotland Group plc	1,777,190	4,682,087
Royal Dutch Shell plc, A Shares	28,695	903,762
Royal Dutch Shell plc, B Shares	24,283	766,979
RSA Insurance Group plc	6,831	46,460
Schroders plc	156,471	5,644,493
Schroders plc, Non-Voting Shares	1,100	33,108
Segro plc	234,935	2,179,805
Severn Trent plc	1,484	36,291
Smith & Nephew plc	5,726	129,630
Smiths Group plc	125,653	2,498,960

Laudus International MarketMasters Fund
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Softcat plc	45,655	530,021
Sophos Group plc	477,187	2,519,140
Spectris plc	73,424	2,261,680
Spirax-Sarco Engineering plc	59,691	6,508,902
SSE plc	6,643	88,562
SSP Group plc	277,920	2,377,244
St. James's Place plc	123,685	1,475,911
Standard Chartered plc	17,990	148,052
Standard Life Aberdeen plc	16,394	59,462
Taylor Wimpey plc	20,520	40,206
Tesco plc	63,078	170,860
The Berkeley Group Holdings plc	805	37,861
The British Land Co., plc	5,786	35,719
The Sage Group plc	7,051	61,487
The Unite Group plc	165,851	2,079,814
The Weir Group plc	44,257	800,115
Trainline plc *	176,207	917,141
Ultra Electronics Holdings plc	243,517	5,773,920
Unilever plc	7,207	433,589
United Utilities Group plc	4,279	40,896
Victrex plc	219,257	5,421,782
Vodafone Group plc	173,783	316,282
WH Smith plc	30,857	793,633
Whitbread plc	941	51,692
WM Morrison Supermarkets plc	15,116	35,694
WPP plc	372,961	4,393,265
		223,209,785

United States 0.1%
Willis Towers Watson plc	6,716	1,311,098
Total Common Stock
(Cost $1,174,559,244)		1,347,809,588

Preferred Stock 0.1% of net assets

Germany 0.1%
Bayerische Motoren Werke AG	357	21,196
Fuchs Petrolub SE	457	17,512
Henkel AG & Co. KGaA	1,167	120,335
Porsche Automobil Holding SE	995	65,218
Sartorius AG	229	46,322
Volkswagen AG	1,209	202,013
		472,596

Security	Number of Shares	Value ($)
Italy 0.0%
Telecom Italia S.p.A. - RSP	41,648	22,136
Total Preferred Stock
(Cost $491,375)		494,732

Other Investment Companies 4.2% of net assets

Equity Funds 0.0%
iShares MSCI EAFE ETF	3,435	221,386

Money Market Fund 4.2%
State Street Institutional U.S. Government Money Market Fund, Premier Class 2.26% (c)	59,369,101	59,369,101
Total Other Investment Companies
(Cost $59,588,264)		59,590,487
Security Rate, Maturity Date	Face Amount ($)	Value ($)
Short-Term Investment 0.0% of net assets

U.S. Treasury Obligation 0.0%
United States Treasury Bill
2.29%, 09/12/19 (d)(e)	40,000	39,894
Total Short-Term Investment
(Cost $39,894)		39,894

	Number of Contracts	Notional Amount ($)	Current Value/ Unrealized Appreciation (Depreciation) ($)
Futures Contracts
Long
MSCI EAFE Index, expires 09/20/19	3	282,795	2,109
MSCI Emerging Markets Index, expires 09/20/19	875	44,870,000	(1,220,622)
Net Unrealized Depreciation			(1,218,513)

Expiration Date	Counterparty	Currency to be Received	Amount of Currency to be Received	Currency to be Delivered	Amount of Currency to be Delivered	Unrealized Appreciation ($)
Forward Foreign Currency Exchange Contract
12/18/2019	State Street Bank & Trust Co.	USD	3,144,583	CHF	3,076,000	12,123
*	Non-income producing security.
(a)	Securities are traded on separate exchanges for the same entity.
(b)	Fair-valued by management using significant unobservable inputs in accordance with procedures approved by the fund’s Board of Trustees.
(c)	The rate shown is the 7-day yield.
(d)	All or a portion of this security is held as collateral for open futures contracts.
(e)	The rate shown is the purchase yield.

Laudus International MarketMasters Fund
Portfolio Holdings (Unaudited) continued

ADR –	American Depositary Receipt
CVA –	Dutch Certificate
ETF –	Exchange-traded fund
REIT –	Real Estate Investment Trust
RSP –	Risparmio (Convertible Savings Shares)
SDR –	Swedish Depositary Receipt

CHF –	Swiss franc
USD –	U.S. dollar

The following is a summary of the inputs used to value the fund’s investments as of July 31, 2019:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets
Common Stock[1]	$—	$107,949,022	$—	$107,949,022
Argentina	4,323,528	—	—	4,323,528
Australia	118,811	67,020,325	—	67,139,136
Belgium	4,850,823	11,018,433	—	15,869,256
Bermuda	71,063	—	—	71,063
Brazil	14,447,448	—	—	14,447,448
Canada	89,862,082	—	—	89,862,082
China	21,661,121	2,987,963	41,054,830	65,703,914
Finland	166,660	8,286,812	—	8,453,472
France	11,804,813	108,828,792	—	120,633,605
Germany	33,343,727	82,317,680	—	115,661,407
Hong Kong	100,361	93,624	24,745,232	24,939,217
India	5,591,008	8,506,550	—	14,097,558
Indonesia	3,472,323	5,960,018	—	9,432,341
Ireland	16,336,812	2,155,811	—	18,492,623
Israel	8,443,018	308,303	—	8,751,321
Japan	65,423	181,640,015	—	181,705,438
Mexico	3,271,201	—	—	3,271,201
Netherlands	13,038,925	44,191,637	—	57,230,562
Norway	2,288,523	8,480,658	—	10,769,181
Peru	2,248,785	—	—	2,248,785
Portugal	—	2,592,913	—*	2,592,913
Russia	1,575,624	—	—	1,575,624
Spain	—	11,258,142	8,339	11,266,481
Sweden	452,079	63,264,256	—	63,716,335
Switzerland	6,245,039	72,474,589	—	78,719,628
Taiwan	5,232,022	15,322,557	—	20,554,579
Thailand	2,107,682	—	—	2,107,682
Turkey	1,703,303	—	—	1,703,303
United Kingdom	25,281,710	197,928,075	—	223,209,785
United States	1,311,098	—	—	1,311,098
Preferred Stock[1]	—	22,136	—	22,136
Germany	202,013	270,583	—	472,596
Other Investment Companies[1]	59,590,487	—	—	59,590,487
Short-Term Investment[1]	—	39,894	—	39,894
Futures Contracts[2]	2,109	—	—	2,109

Laudus International MarketMasters Fund
Portfolio Holdings (Unaudited) continued

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Forward Foreign Currency Exchange Contracts[2]	$—	$12,123	$—	$12,123
Liabilities
Futures Contracts[2]	(1,220,622)	—	—	(1,220,622)
Total	$337,988,999	$1,002,930,911	$65,808,401	$1,406,728,311
*	Level 3 amount shown includes securities determined to have no value at July 31, 2019.
[1]	As categorized in Portfolio Holdings.
[2]	Futures contracts and forward foreign currency exchange contracts are valued at unrealized appreciation or depreciation.
The following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value:
Investments in Securities	Balance as of October 31, 2018	Realized Gains (Losses)	Change in Unrealized Appreciation (Depreciation)	Gross Purchases	Gross Sales	Gross Transfers in	Gross Transfers out	Balance as of July 31, 2019
Common Stock
China	$—	$1,388,545	$6,688,577	$21,660,136	($6,599,506)	$17,917,078	$—	$41,054,830
Hong Kong	—	(167,981)	4,452,968	10,057,982	(5,314,499)	15,716,762	—	24,745,232
India	141,986	—	3,222	—	(145,208)	—	—	—
Spain	—	—	(191)	8,530	—	—	—	8,339
Preferred Stock
United Kingdom	607	(7)	5	—	(605)	—	—	—
Total	$142,593	$1,220,557	$11,144,581	$31,726,648	($12,059,818)	$33,633,840	$—	$65,808,401
The transfers into Level 3 from Level 1 or Level 2 were due to the result of fair valued securities from an early market exchange closure. Fund investments in underlying mutual funds and ETFs are classified as Level 1, without consideration to the classification level of the investments held by the underlying mutual funds and ETFs, which could be Level 1, Level 2 or Level 3.

Laudus MarketMasters Funds
Notes to Portfolio Holdings

Under procedures approved by the funds’ Board of Trustees (the Board), the investment adviser has formed a Pricing Committee to administer the pricing and valuation of portfolio securities and other assets and to ensure that prices used for internal purposes or provided by third parties reasonably reflect fair market value. Among other things, these procedures allow the funds to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.
The funds value the securities in their portfolios every business day. The funds use the following policies to value various types of securities:
•  Securities traded on an exchange or over-the-counter: Traded securities are valued at the closing value for the day, or, on days when no closing value has been reported, at the mean of the most recent bid and ask quotes. Securities that are primarily traded on foreign exchanges are valued at the official closing price or the last sales price on the exchange where the securities are principally traded with these values then translated into U.S. dollars at the current exchange rate, unless these securities are fair valued as discussed below.
•  Securities for which no quoted value is available: The Board has adopted procedures to fair value each fund’s securities when market prices are not “readily available” or are unreliable. For example, a fund may fair value a security when it is de-listed or its trading is halted or suspended; when a security’s primary pricing source is unable or unwilling to provide a price; or when a security’s primary trading market is closed during regular market hours. Each fund makes fair value determinations in good faith in accordance with the fund’s valuation procedures. The Pricing Committee considers a number of factors, including unobservable market inputs when arriving at fair value. The Pricing Committee may employ techniques such as the review of related or comparable assets or liabilities, related market activities, recent transactions, market multiples, book values, transactional back-testing, disposition analysis and other relevant information. The Pricing Committee regularly reviews these inputs and assumptions to calibrate the valuations. Due to the subjective and variable nature of fair value pricing, there can be no assurance that a fund could obtain the fair value assigned to the security upon the sale of such security. The Board convenes on a regular basis to review fair value determinations made by the funds pursuant to the valuation procedures.
•  Foreign equity security fair valuation: The Board has adopted procedures to fair value foreign equity securities that are traded in markets that close prior to the funds valuing their holdings. By fair valuing securities whose prices may have been affected by events occurring after the close of trading, the funds seek to establish prices that investors might expect to realize upon the current sales of these securities. This methodology is designed to deter “arbitrage” market timers, who seek to exploit delays between the change in the value of the funds’ portfolio holdings and the Net Asset Value (NAV) of the funds’ shares, and seek to help ensure that the prices at which the funds’ shares are purchased and redeemed are fair and do not result in dilution of shareholder interest or other harm to shareholders. When fair value pricing is used at the open or close of a reporting period, it may cause a temporary divergence between the return of the funds and that of their comparative index or benchmark. The Board regularly reviews fair value determinations made by the funds pursuant to these procedures.
•  Futures contracts and forward foreign currency exchange contracts (forwards): Futures contracts are valued at their settlement prices as of the close of their exchanges. Forwards are valued based on that day’s forward exchange rates or by using an interpolated forward exchange rate for contracts with interim settlement dates.
•  Short-term securities (60 days or less to maturity): Securities with remaining maturities of 60 days or less are generally valued at an evaluated price; however, such securities may be valued at their amortized cost if it approximates the security’s market value.
•  Underlying funds: Mutual funds are valued at their respective NAVs. Exchange-traded funds (ETFs) traded on a recognized securities exchange are valued at the last reported sale price that day or the official closing price, if applicable.
In accordance with the authoritative guidance on fair value measurements and disclosures under generally accepted accounting principles in the United States of America (GAAP), the funds disclose the fair value of their investments in a hierarchy that prioritizes the significant inputs to valuation techniques used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurements). If inputs used to measure the financial instruments fall within different levels of the hierarchy, the categorization is based on the lowest level input that is significant to the valuation. If the funds determine that either the volume and/or level of activity for an asset or liability has significantly decreased (from normal conditions for that asset or liability) or price quotations or observable inputs are not associated with orderly transactions, increased analysis and management judgment will be required to estimate fair value.
The three levels of the fair value hierarchy are as follows:
•  Level 1—quoted prices in active markets for identical securities—Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities, ETFs and futures contracts. Investments in mutual funds are valued daily at their NAVs, and investments in ETFs are valued daily at the last reported sale price or the official closing price, which are classified as Level 1 prices, without consideration to the classification level of the specific investments held by an underlying fund.

Laudus MarketMasters Funds
Notes to Portfolio Holdings (continued)

•  Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)—Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations. In addition, international securities whose markets close hours before the funds value their holdings may require fair valuations due to significant movement in the U.S. markets occurring after the daily close of the foreign markets. The Board has approved a vendor that calculates fair valuations of international equity securities based on a number of factors that appear to correlate to the movements in the U.S. markets.
•  Level 3—significant unobservable inputs (including the funds’ own assumptions in determining the fair value of investments)—Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the funds use one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the funds in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the funds in the absence of market information. Assumptions used by the funds due to the lack of observable inputs may significantly impact the resulting fair value and therefore the funds’ results of operations.
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
REG87632JUL19